[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 Fifth Avenue NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 Fifth Avenue NEW YORK, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	1/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Certificates of Deposit (2.6%)
Banking (2.6%)
Branch Banking & Trust Co.,
3.19%, 2/5/09 - 2/23/09	$87,500	$87,500
3.21%, 3/16/09	47,500	47,500
		135,000
Total Certificates of Deposit (Cost $135,000)		135,000
Commercial Paper (47.7%)(e)
Asset Backed — Consumer Credit (11.8%)
Amsterdam Funding Corp.,
0.75%, 4/17/09 - 4/20/09(a)	75,000	74,881
Old Line Funding LLC,
0.60%, 3/20/09(a)	100,000	99,922
1.00%, 4/20/09(a)	50,000	49,892
Ranger Funding Co. LLC,
0.90%, 4/3/09(a)	55,000	54,916
1.15%, 3/20/09(a)	30,000	29,955
1.25%, 3/17/09(a)	100,000	99,847
Thunder Bay Funding LLC,
0.55%, 3/3/09(a)	68,938	68,906
0.67%, 4/24/09(a)	21,913	21,880
0.75%, 3/18/09(a)	50,000	49,953
0.80%, 3/19/09(a)	58,876	58,816
		608,968
Asset Backed — Consumer Diversified (13.6%)
Enterprise Funding Co. LLC,
0.50%, 4/3/09(a)	58,815	58,765
1.25%, 3/5/09(a)	33,952	33,914
Park Avenue Receivables Corp.,
0.85%, 2/13/09(a)	30,000	29,991
1.20%, 2/26/09(a)	100,000	99,917
Sheffield Receivables Corp.,
0.50%, 3/16/09(a)	100,000	99,940
0.75%, 3/20/09(a)	100,000	99,902
1.30%, 3/6/09(a)	9,500	9,489
1.31%, 4/3/09(a)	30,000	29,934
Windmill Funding Corp.,
0.50%, 2/10/09(a)	25,000	24,997
0.75%, 4/13/09 - 4/17/09	175,000	174,735
1.45%, 2/27/09(a)	40,000	39,958
		701,542
Asset Backed — Consumer Loans (3.3%)
Barton Capital LLC,
1.41%, 3/20/09(a)	60,000	59,890
Yorktown Capital LLC,
0.75%, 4/2/09(a)	50,000	49,937
1.10%, 3/17/09(a)	29,835	29,795
1.51%, 3/6/09(a)	30,144	30,103
		169,725
Asset Backed — Corporate (5.5%)
Altantis One Funding Corp.,
0.50%, 3/17/09(a)	100,000	99,939
0.70%, 4/22/09(a)	50,000	49,922
1.25%, 3/4/09(a)	65,000	64,930
Kitty Hawk Funding Corp.,
0.50%, 4/9/09(a)	23,360	23,339
0.55%, 4/24/09(a)	47,855	47,795
		285,925
Asset Backed — Diversified (2.3%)
Falcon Asset Securitization Co. LLC,
0.50%, 3/20/09(a)	100,000	99,935
0.85%, 2/6/09(a)	20,000	19,997
		119,932
International Banks (11.2%)
Australia & New Zealand Banking Group Ltd.,
2.46%, 3/2/09(a)(b)	75,000	75,000
Calyon North America, Inc.,
1.00%, 2/2/09(a)	225,000	224,994
ING Bank N.V.,
1.88%, 3/26/09(a)(b)	19,500	19,496
Royal Bank of Scotland plc,
3.15%, 2/23/09(a)	75,000	74,999
Santander Central Hispano Finance Delaware, Inc.,
3.08%, 3/5/09(a)	35,000	34,906
Societe Generale N.A., Inc.,
0.22%, 2/3/09	100,000	99,999
0.33%, 2/2/09	50,000	49,999
		579,393
Total Commercial Paper (Cost $2,465,485)		2,465,485
Floating Rate Notes (8.4%)
Banking (3.5%)
Bank of America N.A.,
2.18%, 2/27/09(b)	182,050	182,033
Finance — Automotive (1.0%)
Toyota Motor Credit Corp.
0.41%, 6/9/09(b)	50,000	50,000
International Banks (3.9%)
Barclays Bank plc,
0.81%, 5/20/09(b)	150,000	150,000
Westpac Banking Corp.
2.86%, 2/6/09(a)(b)	50,000	50,000
		200,000
Total Floating Rate Notes (Cost $432,033)		432,033
Repurchase Agreements (41.3%)
Bank of America Corp., 0.51%, dated 1/30/09, due 2/2/09, repurchase price $50,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Countrywide Capital III, 8.05%, due 6/15/27; EnCana Corp., 7.20%, due 11/1/31; FirstEnergy Corp., 7.38%, due 11/15/31; Rio Tinto Finance USA Ltd., 5.88%, due 7/15/13; UnitedHealth Group, Inc., 2.54%, due 2/7/11; UST, Inc., 5.75%, due 3/1/18; Xstrata Canada Corp., 5.50%, due 6/15/17, valued at $52,500.	50,000	50,000
Barclays, Inc., 0.28%, dated 1/30/09, due 2/2/09, repurchase price $587,194; fully collateralized by U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 6/1/35, valued at $604,795.	587,180	587,180
BNP Paribas, 0.28%, dated 1/30/09, due 2/2/09, repurchase price $300,007; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage: 3.63%, due 6/8/12; Federal National Mortgage Association, Fixed Rate Mortgage: 7.25%, due 1/15/10, valued at $306,003.	300,000	300,000

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Citigroup Funding, Inc., 0.27%, dated 1/30/09, due 2/2/09, repurchase price $250,006; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 2.50% - 3.50%, due 5/29/13 - 1/7/14, valued at $255,001.	$250,000	$250,000
Deutsche Bank AG, 0.51%, dated 1/30/09, due 2/2/09, repurchase price $25,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Anheuser-Busch InBev Worldwide, Inc., 7.20%, due 1/15/14; United Utilities plc, 4.55%, due 6/19/18; UPM-Kymmene Oyj, 7.45%, due 11/26/27, valued at $26,250.	25,000	25,000
Goldman Sachs & Co., 0.29%, dated 1/30/09, due 2/2/09, repurchase price $850,021; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 6.00%, due 12/1/33 - 12/1/38; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.50% - 5.00%, due 12/1/19 - 11/1/38, valued at $875,500.	850,000	850,000

UBS Securities LLC, 0.61%, dated 1/30/09, due 2/2/09, repurchase price $75,004; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Agrium, Inc., 8.25%, due 2/15/11; Albemarle Corp., 5.10%, due 2/1/15; Cedar Brakes I LLC, 8.50%, due 2/15/14; Continental Airlines, Inc., 6.70% - 7.92%, due 5/1/10 - 6/15/21; COX Communications, Inc., 6.75%, 3/15/11; Developers Diversified Realty Corp., 4.63% - 7.50%, due 5/3/10 - 7/15/18; Enersis S.A., 7.40%, due 12/1/16; Erac USA Finance Co., 5.60% - 6.38%, due 10/15/12 - 10/15/17; Falconbridge Ltd., 5.38%, due 6/1/15; First Horizon National Corp., 4.50%, due 5/15/13; HCP, Inc., 6.45%, due 6/25/12; Health Care REIT, Inc., 6.20%, due 6/1/16; Healthcare Realty Trust, Inc., 8.13%, due 5/1/11; Hospitality Properties Trust, 5.13%, due 2/15/15; HRPT Properties Trust, 5.75% - 6.50%, due 1/15/13 - 11/1/15; International Paper Co., 5.25%, due 4/1/16; J.C. Penney Corp., Inc., 5.75%, due 2/15/18; Marsh & McLennan Cos., Inc., 4.85%, due 2/15/13; Mosaic Global Holdings, Inc., 7.30%, due 1/15/28; National Retail Properties, Inc., 6.15% - 6.25%, due 6/15/14 - 12/15/15; ProLogis, 2.40% - 5.50%, due 8/24/09 - 4/1/12; Rogers Communications, Inc., 7.50%, due 3/15/15; Rogers Wireless, Inc., 9.63%, due 5/1/11; SLM Corp., 0.79% - 5.45%, due 3/15/09 - 5/15/14; Southwest Gas Corp., 7.63%, due 5/15/12; Sovereign Bancorp, Inc., 1.73%, due 3/23/10; UDR, Inc., 6.50% - 8.50%, due 6/15/09 - 9/15/24; Union Pacific Corp., 3.88%, due 2/15/09; Weingarten Realty Investors, 4.86% - 4.99%, due 9/3/13 - 1/15/14; Xstrata Canada Corp., 5.50% - 8.38%, due 2/15/11 - 6/15/17, valued at $78,752.

	75,000	75,000
Total Repurchase Agreements (Cost $2,137,180)		2,137,180
Total Investments (100.0%) (Cost $5,169,698)		5,169,698
Other Assets in Excess of Liabilities (0.0%)		1,574
Net Assets (100%)		$5,171,272

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2009.
(e)	The rates shown are the effective yields at the date of purchase.

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Certificates of Deposit (3.0%)
Banking (3.0%)
Branch Banking & Trust Co.,
3.19%, 2/23/09	$110,000	$110,000
3.20%, 2/5/09	200,000	200,000
3.21%, 3/16/09	110,000	110,000
Total Certificates of Deposit (Cost $420,000)		420,000
Commercial Paper (50.3%)(e)
Asset Backed — Consumer Credit (14.0%)
Amsterdam Funding Corp.,
0.67%, 4/9/09(a)	75,000	74,907
0.75%, 4/17/09 - 4/20/09(a)	196,000	195,688
1.30%, 3/3/09(a)	235,000	234,745
1.56%, 3/19/09(a)	95,500	95,311
Old Line Funding LLC,
0.50%, 4/9/09 - 4/20/09(a)	125,000	124,869
0.68%, 5/5/09	50,000	49,913
1.17%, 3/20/09(a)	121,846	121,661
Ranger Funding Co. LLC,
0.50%, 4/9/09(a)	55,000	54,949
0.64%, 4/3/09(a)	528,833	528,265
1.25%, 3/17/09(a)	100,000	99,847
Thunder Bay Funding LLC,
0.50%, 3/3/09 - 3/4/09(a)	175,118	175,044
0.79%, 3/19/09(a)	163,610	163,446
1.30%, 3/20/09(a)	30,000	29,949
		1,948,594
Asset Backed — Consumer Diversified (10.0%)
Enterprise Funding Co. LLC,
1.25%, 3/19/09(a)	27,499	27,455
1.30%, 2/23/09(a)	35,000	34,972
Park Avenue Receivables Corp.,
0.85%, 2/13/09(a)	120,000	119,966
1.20%, 2/12/09(a)	125,000	124,954
1.30%, 3/2/09(a)	100,000	99,896
Sheffield Receivables Corp.,
0.50%, 3/4/09 - 3/16/09(a)	150,000	149,927
0.75%, 3/20/09(a)	100,000	99,902
1.25%, 3/3/09(a)	100,000	99,896
1.30%, 3/6/09(a)	50,000	49,940
1.31%, 4/3/09(a)	75,000	74,835
Windmill Funding Corp.,
0.75%, 4/13/09	125,000	124,815
0.75%, 4/17/09(a)	59,000	58,908
1.20%, 4/9/09(a)	70,000	69,844
1.51%, 3/3/09(a)	189,000	188,764
1.56%, 3/2/09(a)	70,832	70,743
		1,394,817
Asset Backed — Consumer Loans (6.9%)
Barton Capital LLC,
1.05%, 3/13/09(a)	95,286	95,175
1.25%, 2/11/09(a)	100,000	99,965
1.41%, 3/20/09(a)	140,850	140,592
Salisbury Receivables Co.,
0.50%, 2/6/09(a)	31,386	31,384
Yorktown Capital LLC,
0.50%, 4/9/09(a)	70,000	69,935
0.59%, 4/2/09(a)	142,837	142,697
0.75%, 3/17/09(a)	99,350	99,259
0.83%, 4/3/09(a)	194,187	193,915
1.25%, 3/2/09(a)	90,295	90,204
		963,126
Asset Backed — Corporate (5.0%)
Altantis One Funding,
0.70%, 4/22/09(a)	25,000	24,961

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
1.21%, 4/15/09(a)	$402,864	$401,884
1.25%, 3/4/09(a)	265,000	264,715
		691,560
Asset Backed — Diversified (2.7%)
Falcon Asset Securitization Co. LLC,
0.50%, 3/20/09(a)	200,000	199,869
0.85%, 2/6/09(a)	80,000	79,991
1.10%, 2/13/09(a)	92,500	92,466
		372,326
Banking (3.2%)
State Street Corp.,
0.20%, 2/11/09	150,000	149,992
0.25%, 2/18/09	300,000	299,964
		449,956
Diversified Financial Services (0.3%)
Nestle Capital Corp.,
2.47%, 3/10/09(a)	40,000	39,901
International Banks (8.2%)
Calyon North America, Inc.,
1.00%, 2/2/09(a)	670,000	669,981
Santander Central Hispano Finance Delaware, Inc.,
3.08%, 3/5/09	130,000	129,650
Societe Generale N.A., Inc.,
0.22%, 2/3/09	200,000	199,997
0.33%, 2/2/09	150,000	149,999
		1,149,627
Total Commercial Paper (Cost $7,009,907)		7,009,907
Floating Rate Note (1.4%)
Finance — Automotive (1.4%)
Toyota Motor Credit Corp.,
0.41%, 6/9/09
(Cost $200,000)(b)	200,000	200,000
Time Deposit (0.7%)
Banking (0.7%)
JPMorgan Chase & Co.,
0.13%, 2/2/09
(Cost $100,000)	100,000	100,000
Repurchase Agreements (45.0%)
Bank of America Corp., 0.25%, dated 1/30/09, due 2/2/09, repurchase price $285,006; fully collateralized by U.S. government agency securities and U.S. treasury securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Zero Coupon, due 1/5/10; Federal National Mortgage Association, Fixed Rate Mortgage: 2.50%, due 4/9/10; U.S. Treasury Bills, 0.15% - 0.24%, due 3/12/09 - 4/30/09, valued at $290,700.	285,000	285,000

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount (000)	Value (000)

Bank of America Corp., 0.51%, dated 1/30/09, due 2/2/09, repurchase price $450,019; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: ABX Financing Co., 5.75%, due 10/15/16; Acuity Brands, Inc., 8.38%, due 8/1/10; AGL Capital Corp., 4.95%, due 1/15/15; Alberta Energy Co., Ltd., 8.13%, due 9/15/30; Alltel Corp., 6.50% - 7.00%, due 7/1/12 - 11/1/13; Altria Group, Inc., 8.50%, due 11/10/13; American General Finance Corp., 6.50%, due 9/15/17; Ameriprise Financial, Inc., 7.52%, due 6/1/66; AmerisourceBergen Corp., 5.88%, due 9/15/15; Anadarko Petroleum Corp., 2.40%, due 9/15/09; Anheuser-Busch InBev Worldwide, Inc., 7.20%, due 1/15/14; Appalachian Power Co., 5.65%, due 8/15/12; AXA S.A., 6.46%; Black & Decker Corp., 5.75%, due 11/15/16; Boston Properties LP, 5.00%, due 6/1/15; Brandywine Operating Partnership LP, 5.70% - 6.00%, due 4/1/16 - 5/1/17; Bunge NA Finance LP, 5.90%, due 4/1/17; BVPS II Funding Corp., 8.89%, due 6/1/17; Camden Property Trust, 5.70%, due 5/15/17; Canadian Natural Resources Ltd., 5.70% - 7.20%, due 8/15/16 - 1/15/32; Capital One Financial Corp., 6.15%, due 9/1/16; Cardinal Health, Inc., 5.80%, due 10/15/16; Cedar Brakes I LLC, 8.50%, due 2/15/14; CenturyTel, Inc., 5.50%, due 4/1/13; Cigna Corp., 5.38%, due 3/15/17; CIT Group, Inc., 1.93% - 7.63%, due 2/13/12 - 4/1/36; Cleveland Electric Illuminating Co. (The), 5.70%, due 4/1/17; Comcast Cable Holdings LLC, 7.88%, due 8/1/13; Comcast Corp., 1.46% - 6.50%, due 7/14/09 - 3/15/37; Commercial Metals Co., 6.50%, due 7/15/17; Covidien International Finance S.A., 6.55%, due 10/15/37; CSX Corp., 7.90% - 7.95%, due 5/1/17 - 5/1/27; Delhaize America, Inc., 8.05%, due 4/15/27; Devon Financing Corp. ULC, 6.88%, due 9/30/11; Diamond Offshore Drilling, Inc., 4.88%, due 7/1/15; Duke Energy Indiana, Inc., 6.12%, due 10/15/35; Duke Realty LP, 5.95%, due 2/15/17; Embarq Corp., 8.00%, due 6/1/36; EnCana Corp., 6.30%, due 11/1/11; Energy East Corp., 6.75%, due 7/15/36; Energy Transfer Partners LP., 9.70%, due 3/15/19; Enterprise Products Operating LLC., 5.60% - 6.38%, due 2/1/13 - 10/15/14; Erac USA Finance Co., 5.90% - 6.38%, due 11/15/15 - 10/15/17; Everest Reinsurance Holdings, Inc., 6.60%, due 5/15/37; Falconbridge Ltd., 7.35%, due 6/5/12; Fifth Third Bancorp, 5.45%, due 1/15/17; First Industrial LP, 5.75%, due 1/15/16; Fisher Scientific International, Inc., 6.75%, due 8/15/14; Genworth Financial, Inc., 6.15%, due 11/15/66; Goodrich Corp., 6.80%, due 7/1/36; Hanover Insurance Group, Inc. (The), 7.63%, due 10/15/25; HCP, Inc., 4.88%, due 9/15/10; Historic TW, Inc., Zero Coupon, due 1/15/36; Home Depot, Inc., 5.88%, due 12/16/36; Hospira, Inc., 5.55% - 6.05%, due 3/30/12 - 3/30/17; Hospitality Properties Trust, 5.63% - 9.13%, due 7/15/10 - 1/15/18; HRPT Properties Trust, 5.75% - 6.65%, due 2/15/14 - 1/15/18; ILFC E-Capital Trust II, 6.25%, due 12/21/65; International Lease Finance Corp., 1.48%, due 4/20/09; Invesco Ltd., 5.38%, due 12/15/14; JC Penney Corp., Inc., 6.88%, due 10/15/15; Jefferies Group, Inc., 5.50% - 5.88%, due 6/8/14 - 3/15/16; Johnson Controls, Inc., 5.50%, due 1/15/16; Joy Global, Inc., 6.63%, due 11/15/36; Kerr-McGee Corp., 6.88%, due 9/15/11; KeySpan Corp., 8.00%, due 11/15/30; Kimco Realty Corp., 5.19%, due 10/1/13; Koninklijke KPN N.V., 8.00%, due 10/1/10; Liberty Property LP, 6.38% - 7.25%, due 3/15/11 - 8/15/12; Macy’s Retail Holdings, Inc., 4.80% - 7.88%, due 7/15/09 - 7/15/15; Marathon Oil Corp., 6.60%, due 10/1/37; Markel Corp., 7.35%, due 8/15/34; Mattel, Inc., 5.63%, due 3/15/13; MBIA Insurance Corp., 14.00%, due 1/15/33; MetLife, Inc., 6.40%, due 12/15/36; Metropolitan Edison Co., 4.88%, due 4/1/14; Montpelier Re Holdings Ltd., 6.13%, due 8/15/13; Nabors Industries, Inc., 6.15%, due 2/15/18; National City Preferred Capital Trust I, 12.00%, due 12/10/12; National Semiconductor Corp., 6.15%, due 6/15/12; Newell Rubbermaid, Inc., 6.75%, due 3/15/12; NGPL Pipeco LLC, 7.12%, due 12/15/17; Nisource Finance Corp., 5.40%, due 7/15/14; Northwest Pipeline GP, 6.05%, due 6/15/18; Ohio Power Co., 1.61% - 6.60%, due 4/5/10 - 2/15/33; ONEOK Partners LP, 5.90% - 6.85%, due 4/1/12 - 10/15/37; Pactiv Corp., 8.13%, due 6/15/17; Petro-Canada, 5.95%, due 5/15/35; Post Apartment Homes LP, 5.13%, due 10/12/11; ProLogis, 2.40%, due 8/24/09; Questar Market Resources, Inc., 6.80%, due 4/1/18; Reynolds American, Inc., 7.30%, due 7/15/15; Rogers Communications, Inc., 7.50%, due 8/15/38; Rogers Wireless, Inc., 7.25%, due 12/15/12; Ryder System, Inc., 5.85%, due 11/1/16; Salton Sea Funding Corp., 7.48%, due 11/30/18; SLM Corp., 5.00%, due 6/15/18; Southwest Airlines Co., 5.25%, due 10/1/14; Talisman Energy, Inc., 5.13%, due 5/15/15; TCI Communications, Inc., 7.88%, due 2/15/26; Tenaska Washington Partners LP, 6.79%, due 9/23/11; Time Warner Cable, Inc., 5.40%, due 7/2/12; Time Warner Cos., Inc., 7.25%, due 10/15/17; Time Warner Entertainment Co. LP, 8.38%, due 3/15/23; Toro Co., 6.63%, due 5/1/37; Tyco International Finance S.A., 6.00%, due 11/15/13; Union Pacific Corp., 5.65% - 6.65%, due 1/15/11 - 5/1/17; Union Pacific Resources Group, 7.95%, due 4/15/29; U.S. Cellular Corp., 6.70%, due 12/15/33; Viacom, Inc., 6.25% - 6.88%, due 4/30/16 - 4/30/36; Weatherford International Ltd., 6.00%, due 3/15/18; WellPoint, Inc., 6.80%, due 8/1/12; Weyerhaeuser Co., 7.25%, due 7/1/13; Xerox Corp., 6.75%, due 2/1/17; XL Capital Ltd., 5.25% - 6.25%, due 9/15/14 - 5/15/27; Xstrata Canada Corp., 7.25%, due 7/15/12; Yara International ASA, 5.25%, due 12/15/14, valued at $472,500.

	$450,000	$450,000
Barclays, Inc., 0.26%, dated 1/30/09, due 2/2/09, repurchase price $300,007; fully collateralized by U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 1/1/39, valued at $309,000.	300,000	300,000
Barclays, Inc., 0.28%, dated 1/30/09, due 2/2/09, repurchase price $1,822,443; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.50%, due 9/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 5.50%, due 6/1/35 - 7/1/36, valued at $1,877,072.	1,822,400	1,822,400
BNP Paribas, 0.28%, dated 1/30/09, due 2/2/09, repurchase price $400,009; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage: 4.88%, due 11/18/11; Federal National Mortgage Association, Fixed Rate Mortgage: 4.63%, due 10/15/14, valued at $408,001.	400,000	400,000
Citigroup Funding, Inc., 0.27%, dated 1/30/09, due 2/2/09, repurchase price $785,018; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: Zero Coupon - 3.50%, due 8/3/09 - 5/5/11; Federal National Mortgage Association, Fixed Rate Mortgage: 4.08%, due 2/12/13, valued at $800,701.	785,000	785,000

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Deutsche Bank AG, 0.29%, dated 1/30/09, due 2/2/09, repurchase price $215,005; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.50% - 6.50%, due 4/1/38- 12/1/38, valued at $221,450.	$215,000	$215,000
Deutsche Bank AG, 0.51%, dated 1/30/09, due 2/2/09, repurchase price $75,003; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Anheuser-Busch InBev Worldwide, Inc., 7.20%, due 1/15/14; Valor Telecommunications Enterprises Finance Corp., 7.75%, due 2/15/15, valued at $78,750.	75,000	75,000
Goldman Sachs & Co., 0.29%, dated 1/30/09, due 2/2/09, repurchase price $1,315,032; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.00% - 6.50%, due 3/1/15 - 11/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% - 6.00%, due 1/1/20 - 1/1/39, valued at $1,354,450.	1,315,000	1,315,000
UBS Securities LLC, 0.28%, dated 1/30/09, due 2/2/09, repurchase price $500,012; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.25% - 6.18%, due 1/1/18 - 7/1/42; Federal National Mortgage Association, Fixed Rate Mortgages: 4.00% - 7.05%, due 11/1/10 - 1/1/39, valued at $515,001.	500,000	500,000
UBS Securities LLC, 0.61%, dated 1/30/09, due 2/2/09, repurchase price $125,006; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Canadian Pacific Railway Co., 7.13%, due 10/15/31; CenturyTel, Inc., 5.00%, due 2/15/15; Cytec Industries, Inc., 5.50%, due 10/1/10; Fidelity National Financial, Inc., 7.30%, due 8/15/11; International Paper Co., 5.25%, due 4/1/16, valued at $131,253.	125,000	125,000
Total Repurchase Agreements (Cost $6,272,400)		6,272,400
Total Investments (100.4%) (Cost $14,002,307)		14,002,307
Liabilities in Excess of Other Assets (-0.4%)		(50,009)
Net Assets (100%)		$13,952,298

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2009.
(e)	The rates shown are the effective yields at the date of purchase.

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Agency Securities(43.9%)
Federal Farm Credit Bank,
0.24%, 3/24/09(b)	$19,200	$19,198
0.28%, 3/11/09(b)	225,000	224,998
0.31%, 2/28/09 - 5/27/09(b)	113,500	113,497
0.32%, 12/15/09 - 12/28/09(b)	250,000	249,780
0.33%, 7/9/09(b)	25,000	24,999
0.34%, 2/2/09 - 6/26/09(b)	110,000	109,981
0.35%, 2/2/09(b)	50,000	49,995
0.36%, 9/24/09(b)	100,000	99,987
0.45%, 6/23/09(b)	60,000	60,000
0.48%, 2/2/09(b)	34,000	33,993
1.31%, 3/25/09(b)	50,000	49,985
4.88%, 4/13/09	5,000	5,027
5.95%, 3/16/09	2,000	2,014
Federal Home Loan Bank,
0.01%, 2/2/09 - 2/3/09(d)	302,885	302,885
0.08%, 3/12/09 - 3/17/09(d)	135,000	134,988
0.10%, 2/27/09(d)	50,000	49,996
0.15%, 3/11/09(d)	100,000	99,984
0.19%, 3/18/09(d)	70,000	69,984
0.25%, 7/17/09(b)	100,000	100,000
0.27%, 12/23/09(b)	95,000	94,960
0.29%, 8/10/09 - 8/13/09(b)	250,000	249,990
0.32%, 8/6/09(b)	150,000	149,989
0.33%, 8/27/09(b)	50,000	49,994
0.34%, 2/13/09 - 8/27/09(b)	255,000	255,000
0.36%, 2/13/09(b)	75,000	75,000
0.37%, 8/7/09(b)	75,000	75,000
0.38%, 10/2/09(b)	20,000	19,997
0.39%, 2/12/09(b)	25,000	25,000
0.40%, 9/18/09(b)	50,000	50,000
0.42%, 4/21/09(b)	50,000	50,000
0.60%, 6/11/09(b)	49,000	49,000
0.70%, 12/7/09 - 12/11/09(d)	190,000	188,847
0.74%, 12/8/09(d)	80,000	79,497
0.77%, 2/25/09(b)	72,000	72,000
0.91%, 7/16/09(b)	190,000	190,005
0.97%, 4/14/09(b)	84,000	84,000
1.25%, 7/7/09(b)	75,000	75,000
1.47%, 3/30/09(b)	100,000	100,194
1.96%, 6/11/09(b)	200,000	200,033
2.00%, 5/13/09(b)	100,000	100,000
2.01%, 5/20/09 - 12/8/09(b)	140,000	139,972
2.12%, 2/18/09(b)	200,000	200,000
2.20%, 2/19/09(b)	167,000	166,955
2.50%, 4/24/09	20,000	20,097
2.56%, 8/4/09	100,000	100,905
2.65%, 2/27/09	129,000	129,042
2.70%, 3/17/09	25,000	25,000
2.72%, 8/5/09(b)	358,200	358,138
2.76%, 2/11/09	80,000	80,000
2.80%, 2/6/09 - 2/25/09	100,600	100,600
2.90%, 2/27/09	15,000	15,000
3.26%, 10/2/09	38,100	38,692
3.75%, 8/18/09	208,055	211,709
5.00%, 2/20/09 - 12/11/09	36,180	37,013
5.25%, 3/13/09 - 6/12/09	112,540	114,302
5.38%, 7/17/09	20,000	20,413
6.50%, 11/13/09	11,000	11,499
Federal Home Loan Mortgage Corp.,
0.20%, 4/6/09(d)	50,000	49,982
0.22%, 12/16/09(b)	70,000	69,985
0.29%, 10/19/09(b)	100,000	99,980
0.33%, 9/18/09(b)	221,200	221,232
0.34%, 9/28/09(b)	155,000	154,969
0.35%, 10/7/09 - 10/8/09(b)	255,000	254,985
0.38%, 4/27/09(d)	35,000	34,969
0.45%, 7/20/09(d)	30,000	29,937
1.20%, 12/23/09	25,875	25,875
1.25%, 12/23/09	30,000	30,000
2.82%, 2/17/09(d)	25,000	24,969
2.88%, 12/2/09	80,000	81,235
4.75%, 3/5/09	50,000	50,116
4.88%, 2/17/09	20,000	20,021
6.63%, 9/15/09	90,000	93,126
Federal National Mortgage Association,
1.01%, 12/7/09(d)	100,000	99,142
2.76%, 3/31/09(d)	25,000	24,889
Total U.S. Agency Securities (Cost $7,169,546)		7,169,546
Repurchase Agreements (55.2%)
Banc of America LLC, 0.26%, dated 1/30/09, due 2/2/09, repurchase price $125,003; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.00%, due 9/1/38; Federal National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 6/1/38, valued at $128,750.	125,000	125,000
Barclays Capital, Inc., 0.28%, dated 1/30/09, due 2/2/09, repurchase price $2,027,047; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.50%, due 2/1/39; Federal National Mortgage Association, Fixed Rate Mortgages: 5.50%, due 2/1/23 - 4/1/36; Government National Mortgage Association, Fixed Rate Mortgages: 5.50% - 6.00%, due 12/15/38 - 1/20/39, valued at $2,087,810.	2,027,000	2,027,000
BNP Paribas, 0.28%, dated 1/30/09, due 2/2/09, repurchase price $700,016; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgages: 3.90% - 5.95%, due 2/4/13 - 4/12/34; Federal Home Loan Bank, Fixed Rate Mortgages: Zero Coupon - 6.38%, due 2/3/09 - 6/29/22; Federal National Mortgage Association, Fixed Rate Mortgages: Zero Coupon - 6.13%, due 3/11/09 - 10/17/36; Tennessee Valley Authority, Fixed Rate, 4.65%, due 6/15/35, valued at $714,018.	700,000	700,000

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
BNP Paribas, 0.30%, dated 1/30/09, due 2/2/09, repurchase price $37,001; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.66% - 6.12%, due 5/1/36 - 9/1/37, valued at $38,110.	$37,000	$37,000
Deutsche Bank Securities, Inc., 0.27%, dated 1/30/09, due 2/2/09, repurchase price $1,850,042; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgages: Zero Coupon - 5.65%, due 2/2/09 - 11/27/37; Federal National Mortgage Association, Fixed Rate Mortgages: Zero Coupon - 7.25%, due 2/2/09 - 5/15/30, valued at $1,887,000.	1,850,000	1,850,000
Deutsche Bank Securities, Inc., 0.29%, dated 1/30/09, due 2/2/09, repurchase price $500,012; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgages: 5.50% - 7.00%, due 11/1/37 - 6/1/38, valued at $515,000.	500,000	500,000
Goldman Sachs & Co., 0.29%, dated 1/30/09, due 2/2/09, repurchase price $1,916,626; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.50% - 7.00%, due 3/1/19 - 12/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 6.50%, due 12/1/11 - 1/1/39, valued at $1,974,077.	1,916,580	1,916,580
Greenwich Capital Markets, Inc., 0.30%, dated 1/30/09, due 2/2/09, repurchase price $1,550,039; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage: 3.20%, due 2/5/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: Zero Coupon - 6.63%, due 9/15/09 - 4/18/17, valued at $1,581,003.	1,550,000	1,550,000
HSBC Securities USA, Inc., 0.30%, dated 1/30/09, due 2/2/09, repurchase price $300,008; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 4.50% - 6.00%, due 1/1/19 - 2/1/39, valued at $309,002.	300,000	300,000
Total Repurchase Agreements (Cost $9,005,580)		9,005,580
Total Investments (99.1%) (Cost $16,175,126)		16,175,126
Other Assets in Excess of Liabilities (0.9%)		143,199
Net Assets (100%)		$16,318,325

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2009.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (96.2%)
Federal Farm Credit Bank,
0.20%, 2/23/09(d)	$900	$900
0.24%, 3/24/09(b)	4,000	4,000
0.31%, 3/29/10(b)	1,500	1,500
0.32%, 7/22/09 -12/21/09(b)	3,500	3,488
0.36%, 9/24/09(b)	25,000	24,997
0.48%, 3/5/10(b)	1,000	1,000
0.90%, 12/16/09	12,000	12,025
2.12%, 2/12/10(b)	750	750
2.75%, 6/5/09	10,000	10,080
4.20%, 2/23/09	10,000	10,023
Federal Home Loan Bank,
0.04%, 2/17/09(d)	27,000	26,999
0.05%, 2/2/09(d)	351,260	351,259
0.10%, 2/10/09(d)	23,656	23,655
0.15%, 2/6/09(d)	40,400	40,399
0.16%, 2/4/09(d)	45,150	45,149
0.17%, 2/9/09 -2/13/09(d)	40,600	40,598
0.19%, 2/3/09(d)	60,000	59,999
0.20%, 2/12/09 -2/27/09(d)	13,210	13,209
0.21%, 2/23/09 -3/26/09(d)	26,194	26,190
0.23%, 2/18/09 -3/24/09(d)	12,210	12,207
0.25%, 3/30/09(d)	3,300	3,299
0.28%, 3/6/09(d)	10,000	9,997
0.29%, 8/13/09(b)	1,100	1,100
0.30%, 3/5/09(d)	4,090	4,089
0.35%, 4/16/09(d)	6,000	5,996
0.38%, 9/4/09(b)	17,500	17,500
0.39%, 1/12/10(b)	7,000	7,000
0.40%, 4/13/09(d)	9,450	9,443
0.50%, 6/4/09(d)	12,750	12,728
0.60%, 6/11/09(b)	1,000	1,000
0.70%, 12/7/09(d)	10,000	9,940
0.73%, 12/8/09(d)	10,000	9,937
0.77%, 2/25/09(b)	3,000	3,000
1.47%, 3/30/09(b)	3,000	3,006
2.20%, 2/19/10(b)	6,000	5,998
2.20%, 4/1/09	5,000	5,016
2.22%, 3/2/10(b)	5,000	4,999
2.50%, 3/17/09	5,000	5,001
2.56%, 8/4/09	20,000	20,184
2.72%, 8/5/09(b)	24,000	24,000
3.25%, 4/2/09	7,790	7,824
3.26%, 10/2/09	5,000	5,078
3.50%, 2/13/09	2,500	2,503
4.25%, 11/13/09	1,500	1,538
5.00%, 2/20/09	2,000	2,005
5.38%, 7/17/09	3,755	3,834
Total U.S. Agency Securities (Cost $894,442)		894,442
U.S. Treasury Securities (3.7%)
U.S. Treasury Bills,
0.02%, 2/26/09(c)	20,000	20,000
1.00%, 7/30/09(c)	14,000	13,931
Total U.S. Treasury Securities (Cost $33,931)		33,931
Total Investments (99.9%) (Cost $928,373)		928,373
Other Assets in Excess of Liabilities (0.1%)		971
Net Assets (100%)		$929,344

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2009
(c)	Rates shown are the yield to maturity at January 31, 2009.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Treasury Securities (29.0%)
U.S. Treasury Bills,
0.03%, 5/14/09(c)	$1,500	$1,500
0.30%, 6/24/09(c)	45,000	44,946
0.46%, 12/17/09(c)	100,000	99,601
0.55%, 5/7/09(c)	74,000	73,893
0.75%, 7/2/09(c)	96,000	95,702
0.78%, 2/26/09(c)	315,000	314,825
0.97%, 10/22/09(c)	99,000	98,313
0.99%, 5/15/09(c)	48,000	47,865
1.01%, 3/19/09 - 7/30/09(c)	500,000	498,798
1.42%, 3/26/09(c)	260,000	259,455
U.S. Treasury Notes,
4.00%, 6/15/09 - 9/30/09	398,000	404,755
4.50%, 3/31/09 - 4/30/09	97,000	97,777
4.63%, 7/31/09	190,000	194,094
4.88%, 5/15/09 - 6/30/09	144,000	145,812
5.50%, 5/15/09	50,000	50,635
6.00%, 8/15/09	99,000	101,621
Total U.S. Treasury Securities (Cost $2,529,592)		2,529,592
Repurchase Agreements (70.8%)
Banc of America LLC, 0.25%, dated 1/30/09, due 2/2/09, repurchase price $448,921; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.35%, due 7/30/09; U.S. Treasury Notes, 2.75% - 4.00%, due 7/31/10 - 2/15/14, valued at $457,890.	448,912	448,912
Barclays Capital, Inc., 0.26%, dated 1/30/09, due 2/2/09, repurchase price $900,020; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 6.13% - 8.75%, due 5/15/17 - 8/15/29; U.S. Treasury Notes, 2.63% - 6.00%, due 8/15/09 - 5/31/10, valued at $918,000.	900,000	900,000
Barclays Capital, Inc., 2.10%, dated 8/25/08, due 2/20/09, repurchase price $50,522; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury STRIPS, due 2/15/18, valued at $51,000.	50,000	50,000
BNP Paribas, 0.27%, dated 1/30/09, due 2/2/09, repurchase price $750,017; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.07%, due 2/05/09; U.S. Treasury Bonds, 5.00% - 13.25%, due 5/15/14 - 5/15/37; U.S. Treasury Inflation Indexed Bonds, 1.75% - 4.25%, due 1/15/10 - 1/15/28; U.S. Treasury Notes, 2.63% - 6.00%, due 7/15/09 - 7/31/12, valued at $765,000.	750,000	750,000
Credit Suisse Securities USA LLC, 0.25%, dated 1/30/09, due 2/2/09, repurchase price $480,010; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.63%, due 11/15/09, valued at $489,600.	480,000	480,000
Deutsche Bank Securities, Inc., 0.25%, dated 1/30/09, due 2/2/09, repurchase price $1,186,025; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.13% - 4.00%, due 8/31/09 - 9/30/13, valued at $1,209,720.	1,186,000	1,186,000
Greenwich Capital Markets, Inc., 0.27%, dated 1/30/09, due 2/2/09, repurchase price $1,500,034; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 4.38% - 9.25%, due 2/15/16 - 5/15/38; U.S. Treasury Notes, 1.13% - 5.75%, due 1/31/09 - 2/15/18, valued at $1,530,002.	1,500,000	1,500,000
HSBC Securities USA, Inc., 0.25%, dated 1/30/09, due 2/2/09, repurchase price $600,013; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 7.50% - 8.13%, due 11/15/16 - 8/15/19, valued at $612,005.	600,000	600,000
JPMorgan Securities, Inc., 0.24%, dated 1/30/09, due 2/2/09, repurchase price $89,002; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 0.25% - 0.28%, due 5/21/09 - 6/24/09, valued at $90,781.	89,000	89,000
UBS Securities LLC, 0.25%, dated 1/30/09, due 2/2/09, repurchase price $180,004; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Inflation Indexed Note, 4.25%, due 1/15/10, valued at $183,603.	180,000	180,000
Total Repurchase Agreements (Cost $6,183,912)		6,183,912
Total Investments (99.8%) (Cost $8,713,504)		8,713,504
Other Assets in Excess of Liabilities (0.2%)		14,073
Net Assets (100%)		$8,727,577

(c)	Rates shown are the yield to maturity at January 31, 2009.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (21.4%)
U.S. Treasury Bills,
0.02%, 2/26/09(c)	$15,000	$15,000
0.21%, 6/11/09(c)	5,300	5,296
0.30%, 6/24/09(c)	5,000	4,994
0.49%, 7/2/09(c)	7,000	6,986
0.72%, 6/4/09(c)	1,950	1,945
0.81%, 7/30/09(c)	1,000	996
U.S. Treasury Notes,
4.50%, 4/30/09	3,000	3,030
4.63%, 7/31/09	10,000	10,216
4.88%, 5/15/09	6,000	6,080
5.50%, 5/15/09	4,000	4,060
Total U.S. Treasury Securities (Cost $58,603)		58,603
Total Investments (21.4%) (Cost $58,603)		58,603
Other Assets in Excess of Liabilities (78.6%)(g)		215,237
Net Assets (100%)		$273,840

(c)	Rates shown are the yield to maturity at January 31, 2009.
(g)	Includes 78.5% of cash at custody held in a FDIC insured account.

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Tax-Exempt Instruments (92.5%)
Commercial Paper (2.8%)(e)
Hillsborough County, FL, Series 2002 A,
1.70%, 3/19/09	$17,000	$17,000
Las Vegas Valley Water District, NV, Water, Series 2004 B,
0.45%, 2/17/09	19,250	19,250
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Series B,
0.25%, 2/4/09 -2/9/09	5,777	5,777
Massachusetts Health & Educational Facilities Authority, Harvard University, Series EE,
1.63%, 2/5/09	12,834	12,834
1.80%, 2/5/09	10,000	10,000
Michigan Hospital Finance Authority, Trinity Health Credit Group, Series 2008 C,
0.15%, 2/3/09	16,000	16,000
Purdue University, IN, Series 2008- 02,
0.70%, 2/3/09	6,000	6,000
San Antonio, TX, Water System, Series 2001 A,
0.35%, 2/5/09	10,000	10,000
Texas A&M University, Series B,
1.55%, 2/5/09	10,000	10,000
University of Texas Regents, Financing System, Series 2002 A,
1.65%, 2/5/09	3,000	3,000
		109,861
Daily Variable Rate Bonds (27.0%)
Alexandria Industrial Development Authority, VA, Goodwin House, Inc., Series 2005,
0.45%, 10/1/35	10,000	10,000
Allegheny County Higher Education Building Authority, PA, Carnegie Mellon University, Series 1998,
0.35%, 12/1/33	4,000	4,000
California Statewide Communities Development Authority, Chevron USA, Inc., Series 2002,
0.20%, 5/15/24	10,000	10,000
California Statewide Communities Development Authority, John Muir Health, Series 2008 A,
0.40%, 8/15/36	5,000	5,000
Chicago, IL, Refinancing,
Series 2007 E,
0.58%, 1/1/42	8,000	8,000
Series 2007 F,
0.60%, 1/1/42	9,350	9,350
Chicago, IL, Second Lien Wastewater Transmission, Sub Series 2008 C-1,
0.65%, 1/1/39	5,500	5,500
Sub Series 2008 C-2,
0.65%, 1/1/39	12,000	12,000
Delaware Health Facilities Authority, Christiana Care Health Services,
Series 2008 A,
0.45%, 10/1/38	20,000	20,000
Series 2008 B,
0.47%, 10/1/38	2,350	2,350
Denver City & County, CO, Series 2008 A1 COPs,
0.65%, 12/1/29	16,000	16,000
East Baton Rouge Parish, LA, Exxon Corp., Series 1993,
0.30%, 3/1/22	18,250	18,250
Florida Board of Education, Series 2000 A Municipal Securities Trust Receipts SGA 102 (Prerefunded),
0.75%, 6/1/29	10,000	10,000
Harris County Cultural Education Facilities Financing Corp., TX, Methodist Hospital System,
Series 2008 C-1,
0.45%, 12/1/24	25,000	25,000
Series 2008 C-2,
0.45%, 12/1/27	51,280	51,280
Series 2008 C-3,
0.45%, 12/1/32	46,700	46,700
Series 2008 C-4,
0.45%, 12/1/32	5,000	5,000
Harris County Health Facilities Development Corp., TX, Methodist Hospital System,
Series 2008 A-1,
0.45%, 12/1/41	20,110	20,110
Series 2008 A-2,
0.45%, 12/1/41	20,400	20,400
Illinois Finance Authority, Central DuPage Health, Series 2004 B,
0.55%, 11/1/38	10,000	10,000
Illinois Finance Authority, Northwestern Memorial Hospital,
Series 2004 B-2,
0.45%, 8/15/38	16,600	16,600
Series 2009 A-2,
0.60%, 8/15/38	3,100	3,100
Jackson County, MS, Chevron USA, Inc., Series 1993,
0.35%, 6/1/23	24,000	24,000
Kentucky Public Energy Authority Inc., Gas Supply, Series 2006 A,
0.35%, 8/1/16	160,000	160,000
Lakeland, FL, Energy System, Series 2008 B,
0.47%, 10/1/37	14,400	14,400
Long Island Power Authority, NY, Electric System, Series 2,
Sub Series 2B,
0.48%, 5/1/33	8,000	8,000
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System,
Series 2008 D,
0.47%, 7/1/41	8,000	8,000
Massachusetts Development Finance Agency, Boston University, Series U-6A,
0.25%, 10/1/42	10,000	10,000
Massachusetts Health & Educational Facilities Authority, Harvard University, Series 1999 R,
0.40%, 11/1/49	32,450	32,450

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Daily Variable Rate Bonds (cont’d)
Montgomery County Public Building Authority, TN, Pooled Financing, Series 2006,
0.40%, 2/1/36	$11,585	$11,585
Murray City, UT, IHC Health Services, Inc.,
Series 2005 C,
0.60%, 5/15/37	2,900	2,900
Series 2005 D,
0.54%, 5/15/37	13,500	13,500
New Hampshire Health & Education Facilities Authority, University System of New Hampshire, Series 2005 A,
0.70%, 7/1/35	2,000	2,000
New York City Cultural Resources Trust, NY, American Museum of Natural History, Series 2008 A2,
0.30%, 4/1/27	13,090	13,090
New York City Industrial Development Agency, NY, One Bryant Park LLC, Series 2004 B,
0.30%, 11/1/39	15,000	15,000
New York City Municipal Water Finance Authority, NY, Fiscal 2003, Series F, Sub F-2,
0.42%, 6/15/35	11,900	11,900
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2007, Series CC-1,
0.30%, 6/15/38	19,810	19,810
New York City Transitional Finance Authority, NY, Recovery Fiscal 2003, Series 2, Sub Series 2 F,
0.55%, 11/1/22	19,300	19,300
New York City Transitional Finance Authority, Recovery Fiscal 2003, Series 3, Sub Series 3 B,
0.60%, 11/1/22	6,200	6,200
New York City, NY, Fiscal 1994, Series A, Sub Series A-4,
0.55%, 8/1/22	10,000	10,000
New York City, NY, Fiscal 2004, Series H, Sub Series H-4,
0.35%, 3/1/34	10,000	10,000
New York City, NY, Fiscal 2008, Sub Series J-4,
0.30%, 8/1/25	33,200	33,200
Sub Series L-6,
0.57%, 4/1/32	9,400	9,400
North Carolina Medical Care Commission, Wake Forest University Health Sciences, Series 2008 D,
0.40%, 7/1/34	6,000	6,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System, Series 2008 B-1,
0.50%, 1/1/43	10,000	10,000
Ohio State Higher Education Facilities, Cleveland Clinic, Series 2008 B-4,
0.50%, 1/1/43	10,000	10,000
Southeast Alabama Gas District Supply, Series 2007 A,
0.35%, 8/1/27	194,897	194,897
Tarrant County Cultural Educaiton Facilities Finance Corp., TX, Texas Health Resources System, Series 2008 G,
0.50%, 11/15/33	5,350	5,350
University of Michigan Regents, General, Series 2008 ADS,
0.39%, 4/1/38	20,000	20,000
Valdez, AK, Marine Terminal Exxon Pipeline Co., Series 6131,
0.30%, 10/1/25	20,210	20,210
Virginia Small Business Financing, Carilion Clinic, Series 2008 B,
0.40%, 7/1/42	25,800	25,800
		1,055,632
Municipal Bonds & Notes (9.3%)
American Municipal Power - Ohio Inc, OH, Prairie Street, Series 2008,
3.50%, 4/1/09	16,900	16,933
Charleston County School District, SC, Series 2008 TANs,
2.50%, 4/1/09	10,000	10,016
Galloway Township, NJ, Series 2008 BANs,
3.00%, 9/11/09	2,000	2,011
Greater Southern Tier Board of Cooperative Educational Services, NY, Supervisory District, Series 2008 RANs,
2.75%, 6/30/09	13,000	13,032
Greene County, OH, Certificates of Indebtedness, Series 2008 E,
2.50%, 5/19/09	2,440	2,445
Harris County, TX, Series 2008 TANs,
3.00%, 2/26/09	14,000	14,010
Idaho, Series 2008 TANs,
3.00%, 6/30/09	22,500	22,615
Indiana Bond Bank, Midyear Funding Notes, Series 2008 A,
3.00%, 5/28/09	7,000	7,031
Lucas County, OH, Series 2008 BANs,
3.00%, 7/30/09	2,000	2,013
New Bedford, MA, Series 2008 RANs,
2.75%, 6/30/09	3,000	3,005
Oregon, Series 2008 A TANs,
3.00%, 6/30/09	12,000	12,063
Patchogue-Medford Union Free School District, NY, Series 2008 TANs,
4.00%, 6/24/09	10,000	10,061
Pioneer Valley Transit Authority, MA, Series 2008 RANs,
3.00%, 7/30/09	10,000	10,025
Poughkeepsie Town, NY, Series 2008 BANs,
2.75%, 3/20/09	3,000	3,003
South Carolina Association of Governmental Organizations, Series 2008 A COPs,
3.00%, 4/15/09	24,000	24,069
Series 2008 C COPs,
3.00%, 3/2/09	24,000	24,028

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Municipal Bonds & Notes (cont’d)
St. Louis, MO, General Fund, Series 2008 TRANs,
3.25%, 6/30/09	$4,600	$4,627
Texas, Series 2008 TRANs,
3.00%, 8/28/09	120,000	120,928
Wichita, KS, Renewal & Improvement Temporary Notes, Series 224,
3.00%, 2/19/09	30,000	30,022
Wisconsin, Operating Notes, Series 2008,
3.00%, 6/15/09	27,000	27,127
Worcester Regional Transit Authority, MA, Series 2008 RANs,
3.25%, 6/26/09	4,950	4,960
		364,024
Put Option Bonds (0.2%)
Lower Neches Valley Authority, TX, Chevron USA, Inc., Series 1987,
1.70%, 2/15/17(b)	10,000	10,000
Semi-Annual Bonds (1.3%)
Illinois Educational Facilities Authority, University of Chicago, Series B-1,
1.85%, 7/1/36(b)	5,700	5,700
Massachusetts Health & Educational Facilities Authority, Northeastern University,
Series T-1,
2.25%, 10/1/37(b)	21,000	21,000
Series T-2,
2.25%, 10/1/37(b)	23,000	23,000
		49,700
Weekly Variable Rate Bonds (51.9%)
Alaska Housing Finance Corp., Home Mortgage, Series 2007 A,
0.55%, 12/1/41	20,000	20,000
Albuquerque, NM, Albuquerque Academy, Series 2002,
0.50%, 10/15/16	20,915	20,915
American Public Energy Agency, NE, Gas Supply, Series 2005 A,
0.45%, 12/1/15	20,402	20,402
Arizona Health Facilities Authority, Banner Health, Series 2008 D
ROCs II-R, Series 11687,
0.50%, 1/1/30	1,600	1,600
Aurora, CO, Children’s Hospital Association (The), Series 2008 C,
0.30%, 12/1/33	13,775	13,775
Austin Trust, AZ, Arizona Health Facilities Authority Banner Health, Custody Receipts, Series 2008-1097,
0.48%, 1/1/35	3,385	3,385
Austin Trust, NC, Charlotte- Mecklenburg Hospital Authority, Carolinas Healthcare, Custody Receipts, Series 2008-1149,
0.48%, 1/15/47	7,748	7,748
Austin Trust, NV, Clark County, Custody Receipts, Series 2008-1171,
0.48%, 6/1/38	9,770	9,770
Austin Trust, TX, Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Custody Receipts, Series 2007-1031,
0.48%, 2/15/36	3,835	3,835
Birmingham Public Educational Builiding Authority, AL, University of Alabama Student Housing, Series 2005 A,
0.68%, 7/1/37	11,775	11,775
Bucks County Industrial Development Authority, PA, Grand View Hospital,
Series 2008 A,
0.45%, 7/1/34	2,000	2,000
Series 2008 B,
0.47%, 7/1/39	2,850	2,850
Bucks County Industrial Development Authority, PA, Pennswood Village, Series 2007 A,
0.55%, 10/1/34	6,400	6,400
Cabell County, WV, Marshall University, Series 2007 A,
0.68%, 7/1/39	27,000	27,000
California, Economic Recovery, Series 2004 C-11,
0.12%, 7/1/23	48,740	48,740
Central Utah Water Conservancy District, Series 2008 B,
0.65%, 4/1/32	25,000	25,000
Charlotte-Mecklenburg Hospital Authority, NC, Carolinas HealthCare System, Series 2007 C,
0.45%, 1/15/37	4,035	4,035
Chicago Board of Education, IL, Series 2008 C, Eagle #20080049, Class A (FSA),
1.58%, 12/1/32	32,100	32,100
Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Inc., Series 2007,
0.50%, 7/1/37	9,895	9,895
Colorado Educational & Cultural Facilities Authority, Pueblo Serra Worship Holdings, Series 2006,
0.58%, 3/1/37	15,700	15,700
Colorado Educational & Cultural Facilities Authority, Valor Christian Schools, Series 2007,
0.45%, 11/1/38	20,000	20,000
Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society, Series 2008,
0.55%, 6/1/15	2,500	2,500
Colorado Health Facilities Authority, Exempla Northwest Medical Center, Series 2002 A ROCs II-R,
Series 10328CE,
0.88%, 11/15/32	17,840	17,840
Colorado Springs, CO, Utilities System Sub Lien, Series 2006 B,
0.50%, 11/1/36	21,950	21,950

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Columbus, OH, Sewer, Series 2008 B,
0.25%, 6/1/32	$5,850	$5,850
Cook County, IL, Series 2002 B,
0.51%, 11/1/31	7,500	7,500
Dallas Area Rapid Transit, TX, Sales Tax,
Series 2008 Eagle #20080017 Class A,
0.70%, 12/1/43	7,700	7,700
Series 2008 ROCs II-R, Series 11541,
0.50%, 12/1/33	3,500	3,500
Delaware Valley Regional Finance Authority, PA, Local Government, Series 1985,
0.55%, 8/1/16	2,600	2,600
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000,
0.47%, 11/1/30	6,500	6,500
District of Columbia, George Washington University,
Series 2008 B,
0.40%, 9/15/29	9,275	9,275
Series 2008 C,
0.40%, 9/15/29	9,025	9,025
Eastern Municipal Water District, CA, Water & Sewer, Series 2008 A COPs,
0.20%, 7/1/30	9,445	9,445
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation,
Series 1988 A,
0.30%, 10/1/25	1,700	1,700
Series 1998 B,
0.30%, 10/1/25	2,800	2,800
Series 2000,
0.30%, 1/1/30	18,900	18,900
Fayette County Hospital Authority, GA, Fayette Community Hospital, Series 2007,
0.54%, 6/1/37	15,000	15,000
FIU Athletics Finance Corp., FL, Football Stadium Project, Series 2007 A,
0.68%, 3/1/33	14,000	14,000
Florida State Board of Education, FL, Capital Outlay, Series 2005 G ROCs II-R, Series 12017,
0.50%, 6/1/35	7,800	7,800
Franklin County, OH, OhioHealth Corp., Series 2008 A,
0.46%, 11/15/33	50,000	50,000
Fulton County Development Authority, GA, Georgia Tech Facilities, Inc.,
Series 2008 A,
0.40%, 5/1/37	4,650	4,650
Series 2008 B,
0.47%, 6/1/32	9,400	9,400
Fulton County Development Authority, GA, Piedmont Healthcare, Inc., Series 2005,
0.54%, 6/1/35	23,000	23,000
Gainesville & Hall County Hospital Authority, GA, Northeast Georgia Health System Inc., Series 2008 H,
0.55%, 5/1/29	1,900	1,900
Harris County Hospital District, TX, Senior Lien, Series 2007 ROCs II-R, Series 12075 (BHAC),
0.56%, 2/15/42	21,075	21,075
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998,
0.50%, 2/1/20	13,600	13,600
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group,
Series 2008 B-1,
0.65%, 11/15/37	15,000	15,000
Houston, TX, Airport System, Sub Series 2007 B, Eagle #20070117,
Class A (FSA),
1.43%, 7/1/32	26,000	26,000
Houston, TX, Water & Sewer Systems, Series 2002 A PUTTERS, Series 2786 (FSA) (Prerefunded),
0.98%, 7/24/10	10,035	10,035
Illinois, Series 2004 A ROCs II-R, Series 12069,
0.61%, 3/1/34	6,225	6,225
Illinois Development Finance Authority, IL, Museum of Contemporary Art, Series 1994,
0.50%, 2/1/29	31,700	31,700
Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago, Series 2001,
0.50%, 6/1/29	4,900	4,900
Illinois Finance Authority, Advocate Health Care Network, Series 2008 Sub Series C-2B,
0.48%, 11/1/38	34,425	34,425
Illinois Finance Authority, Loyola University Health System, Series 2006 C,
0.43%, 4/1/41	11,500	11,500
Illinois Finance Authority, Northwestern Memorial Hospital, Series 2009 B-2,
0.50%, 8/15/38	4,000	4,000
Illinois International Port District, Series 2003,
1.50%, 1/1/23	3,500	3,500
Illinois Toll Highway Authority, Toll Highway Senior Priority, Series 2006 A-2, Eagle #20070152, Class A (FSA),
0.88%, 1/1/31	21,000	21,000
Indiana Development Finance Authority, IN, The Culver Educational Foundation, Series 1997,
0.55%, 1/1/32	13,300	13,300

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc.,
Series 2008 I,
0.42%, 11/1/37	$1,000	$1,000
Series 2008 J,
0.30%, 11/1/37	1,250	1,250
Indiana Finance Authority, Trinity Health,
Series 2008 D-1,
0.38%, 12/1/34	5,000	5,000
Series 2008 D-2,
0.38%, 12/1/34	5,000	5,000
Indiana Health Facility Financing Authority, Ascension Health,
Series 2001 A,
0.25%, 11/15/36	15,000	15,000
Infirmary Health System Special Care Facilities, Financing Authority of Mobile, AL, Series 2006 B,
0.64%, 2/1/40	6,100	6,100
Iowa Finance Authority, CHF-Des Moines LLC, Series 2007 A,
0.64%, 6/1/39	19,335	19,335
Irvine Ranch Water District, CA, Series 2008 COPs,
0.40%, 3/1/32	18,945	18,945
Jackson Health Educational & Housing Facility Board, TN, Union University, Series 2005,
0.54%, 7/1/19	6,245	6,245
James City County Economic Development Authority, VA, Virginia United Methodist Homes of Williamsburg, Series 2007 C,
0.45%, 7/1/17	26,145	26,145
JPMorgan Chase & Co, CA, California Health Facilities Financing Authority & California Statewide Communities Development Authority Sutter Health PUTTERs, Series 3299,
0.41%, 5/15/14	9,000	9,000
JPMorgan Chase & Co, NC, North Carolina Capital Facilities Duke University, Series 2008 A PUTTERs, Series 3248,
0.46%, 10/1/34	4,185	4,185
JPMorgan Chase & Co, PA, Pennsylvania Second, Series 2005 PUTTERs, Series 3292,
0.44%, 7/1/14	2,500	2,500
Kansas City Industrial Development Authority, MO, The Ethans Apartments, Series 2004,
0.58%, 2/1/39	29,560	29,560
Knox County Health Educational & Housing Facility Board, TN, Webb School of Knoxville, Series 2006,
0.54%, 8/1/26	16,100	16,100
Lower Alabama Gas District, Gas Supply, Series 2007 A,
0.45%, 11/1/27	30,000	30,000
Madisonville, KY, Trover Clinic Foundation, Inc., Series 2006 (AGC),
0.58%, 11/1/36	6,685	6,685
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Series 1997 B,
0.53%, 12/1/15	1,300	1,300
Maryland Health & Higher Educational Facilities Authority, Suburban Hospital, Series 2008,
0.54%, 7/1/29	2,000	2,000
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System,
Series 2008 C,
0.47%, 7/1/41	5,000	5,000
Series 2008 E,
0.47%, 7/1/41	6,800	6,800
Massachusetts Bay Transportation Authority, Assessment, Series 2008 ROCs II-R, Series 9303,
0.70%, 7/1/34	2,000	2,000
Massachusetts Bay Transportation Authority, Senior Sales Tax, Series 2005 B, Eagle #720050087,
Class A (FSA),
0.92%, 7/1/29	9,900	9,900
Series 2008 A-1,
0.40%, 7/1/21	10,000	10,000
Massachusetts Development Finance Agency, Phillips Academy, Series 2003,
0.45%, 9/1/33	14,800	14,800
Massachusetts Health & Educational Facility Authority, Harvard University, Series 2005 C ROCs II-R, Series 12071,
0.75%, 7/15/35	6,090	6,090
Massachusetts Water Resources Authority, General Series 2008 F,
0.20%, 8/1/29	18,400	18,400
Massachusetts Water Resources Authority, Series 2002 J PUTTERs, Series 2794 (FSA),
0.93%, 4/4/16	10,055	10,055
Metropolitan Transportation Authority, NY, Series 2002 G,
Sub Series G-1,
0.25%, 11/1/26	44,925	44,925
Metropolitan Water District of Southern California, Waterworks 2006, Series C ROCs II-R, Series 12009,
0.65%, 7/1/35	4,750	4,750
Miami-Dade County School Board, FL, Series 2007 B COPs, Eagle #20070068, Class A (BHAC),
0.62%, 5/1/32	12,870	12,870
Michigan Higher Education Facilities Authority, Calvin College, Series 2007 B,
1.21%, 9/1/37	6,500	6,500

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
Michigan Hospital Finance Authority, Ascension Health,
Series 1999 B-2,
0.25%, 11/15/33	$21,300	$21,300
Series 1999 B-4,
0.25%, 11/15/33	10,000	10,000
Series 2008 B-2,
0.25%, 11/15/26	5,125	5,125
Michigan Hospital Finance Authority, McLaren Health Care, Series 2008,
0.45%, 10/15/38	17,000	17,000
Michigan Hospital Finance Authority, Trinity Health Credit Group, Series 2005 F,
0.33%, 11/1/18	1,300	1,300
Michigan Strategic Fund, Detroit Edison Co., Series 2008 ET,
0.45%, 8/1/29	15,000	15,000
Midcities Metropolitan District No.1, CO, STARs BNP, Series 2004-110,
0.69%, 12/1/31	13,120	13,120
Missouri Health & Educational Facilities Authority, BJC Health System,
Series 2008 C,
0.40%, 5/15/38	32,500	32,500
Series 2008 D,
0.20%, 5/15/38	6,000	6,000
Missouri Health & Educational Facilities Authority, Sisters of Mercy Health System,
Series 2008 D,
0.45%, 6/1/39	20,000	20,000
Series E,
0.45%, 6/1/39	11,200	11,200
Missouri Health & Educational Facilities Authority, SSM Health Care, Series 2005 C-3,
0.45%, 6/1/33	17,200	17,200
Missouri Health & Educational Facilities Authority, Washington University, Series 2003 A ROCs II-R, Series 10293,
0.70%, 2/15/33	5,000	5,000
Montgomery County Public Building Authority, TN, Pooled Financing, Series 1997,
0.45%, 11/1/27	8,515	8,515
Montgomery County, OH, Catholic Health Initiatives, Series 2006 B-1,
0.20%, 4/1/37	5,000	5,000
Municipal Energy Acquisition Corp., TN, Gas, Series 2006 B PUTTERs, Series 1579Q,
0.53%, 6/1/09	15,855	15,855
Nevada, Series 2008 C PUTTERs, Series 3070,
0.46%, 6/1/16	2,055	2,055
New Castle County, DE, University Courtyard Apartments, Series 2005,
0.55%, 8/1/31	9,300	9,300
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods at Exeter, Series 1997 B,
0.53%, 3/1/23	8,385	8,385
New Jersey Transportation Trust Fund Authority, Series 2002 C PUTTERs, Series 2782 (FSA),
0.93%, 12/19/13	21,990	21,990
New Mexico Finance Authority, Sub Lien, Series 2008, Sub Series A-2,
0.30%, 6/15/24	8,000	8,000
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series 2008,
0.30%, 8/1/34	5,000	5,000
New York City Transitional Finance Authority, NY, Recovery Fiscal 2003, Series 1, Sub Series 1DA,
0.35%, 11/1/22	10,000	10,000
New York State Dormitory Authority, Ithaca College, Series 2008,
0.65%, 7/1/38	6,000	6,000
New York State Housing Finance Agency, 42nd & 10th Street, Series 2008 A,
0.60%, 11/1/41	6,000	6,000
New York State Local Government Assistance Corp., Series 1993 A,
0.35%, 4/1/22	10,000	10,000
Norfolk Economic Development Authority, VA, Bon Secours Health System, Inc., Series 2008 D-2,
0.42%, 11/1/25	4,800	4,800
North Broward Hospital District, FL, Series 2008 A,
0.42%, 1/15/31	17,025	17,025
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004,
0.50%, 7/1/19	4,300	4,300
North Carolina Medical Care Commission, Duke University Health System, Series 2005 A,
0.46%, 6/1/28	30,000	30,000
North Carolina Medical Care Commission, FirstHealth of the Carolinas, Series 2008 A,
0.48%, 10/1/28	14,500	14,500
North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Series 2006 A & B ROCs II-R, Series 10313,
0.70%, 6/1/39	5,000	5,000
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Series 2003,
0.45%, 10/1/18	9,240	9,240
North Carolina Medical Care, Community Facilities, Series 2007 A,
0.50%, 10/1/37	20,030	20,030

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
North Charleston, SC, Municipal Golf Course, Series 2003,
0.50%, 5/1/24	$10,210	$10,210
Ohio, Common Schools, Series 2006 B,
0.25%, 6/15/26	19,235	19,235
Oregon Facilities Authority, Lewis & Clark College, Series 2008 A,
0.50%, 10/1/32	4,100	4,100
Orlando-Orange County Expressway Authority, FL, Series 2007 A, Eagle #20070107, Class A (FSA),
0.61%, 7/1/42	15,000	15,000
Palm Beach County School Board, FL, Series 2007 COPs, Eagle #20070021, Class A (FSA),
0.87%, 8/1/31	21,960	21,960
Pennsylvania Turnpike Commission, 2002,
Series A-2,
0.45%, 12/1/30	3,000	3,000
Series A-3,
0.45%, 12/1/30	16,400	16,400
Philadelphia Industrial Development Authority, PA, Inglis House, Series 1997,
0.47%, 5/1/17	21,000	21,000
Philadelphia Industrial Development Authority, PA, Philadelphia Museum of Art, Series 2008,
0.53%, 7/1/32	17,140	17,140
Private Colleges & Universities Authority, GA, Emory University, 2005, Series B-2,
0.25%, 9/1/35	22,950	22,950
Public Power Generation Agency, NE, Whelan Energy Unit 2, Series 2007, Eagle #20070009 Class A,
0.56%, 1/1/41	21,000	21,000
Purdue University, IN, Student Fee,
Series 2005 V,
0.20%, 7/1/27	26,000	26,000
RBC Municipal Products Trust Inc., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center, Series 2008 Floater Certificates, Series E-11,
0.58%, 12/1/11	2,000	2,000
RBC Municipal Products Trust Inc., PA, Berks County Municipal Authority Reading Hospital & Medical Center, Series 2008 Floater Certificates, Series C-13,
0.58%, 11/1/11	2,000	2,000
Reno, NV, Renown Regional Medical Center, Series 2009 B,
0.50%, 6/1/39	3,200	3,200
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A,
0.55%, 3/1/36	7,400	7,400
Savannah Economic Development Authority, GA, Savannah Christian Preparatory School, Series 2007,
0.54%, 6/1/35	14,500	14,500
South Carolina Public Service Authority, Series 2007 A, Eagle #20070099, Class A (FSA),
0.92%, 1/1/37	10,890	10,890
South Carolina Transportation Infrastructure Bank,
Series B-1,
0.45%, 10/1/31	16,500	16,500
Series B-2,
0.42%, 10/1/31	15,000	15,000
Southcentral Pennsylvania General Authority, PA, WellSpan Health, Series 2008 A ROCs II-R, Series 11686,
0.50%, 6/1/29	1,000	1,000
Series 2008 B,
0.50%, 6/1/37	2,000	2,000
Series 2008 D,
0.47%, 6/1/35	3,000	3,000
Tarrant County Cultural Educaiton Facilities Finance Corp., TX, Texas Health Resources System,
Series 2008 B,
0.20%, 11/15/33	7,810	7,810
Triborough Bridge & Tunnel Authority, NY, Series 2008 D ROCs II-R, Series 11590 (BHAC),
0.70%, 11/15/24	2,000	2,000
University of Texas Regents, Permanent University Fund, Series 2008 A,
0.20%, 7/1/38	51,500	51,500
Utah Water Finance Agency,
Series 2008 B,
0.55%, 10/1/37	15,000	15,000
Series 2008 B-2,
0.55%, 10/1/35	14,900	14,900
Series 2008 B-4,
0.55%, 10/1/36	26,500	26,500
Virginia Public School Authority, School Financing, Series 2005 D ROCs II-R, Series 6131,
0.70%, 8/1/20	4,930	4,930
Washington County Authority, PA, Girard Estate, Series 1999,
0.40%, 6/1/27	15,360	15,360
Washington Health Care Facilities Authority, WA, Swedish Health Services, Series 2006,
0.75%, 11/15/26	9,000	9,000
Washington Higher Education Facilities Authority, University of Puget Sound, Series 2006 A,
0.55%, 10/1/30	7,635	7,635
Washington Higher Education Facilities Authority, Whitman College, Series 2008,
0.55%, 1/1/38	30,395	30,395
Washington State, Series 2008 A ROCs II-R, Series 12002,
0.70%, 7/1/31	12,000	12,000
Whittier, CA, Whittier College, Series 2008,
0.40%, 12/1/38	5,000	5,000

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
Williamstown, KY, Kentucky League of Cities Funding Trust 2008, Series A,
0.55%, 7/1/38	$8,000	$8,000
Wisconsin, Clean Water, Series 2001 PUTTERs, Series 2774 (Prerefunded) (FSA),
0.98%, 3/23/10	10,425	10,425
Yavapai County Industrial Development Authority, AZ, Northern Arizona Healthcare System, Series 2008 B,
0.47%, 12/1/39	5,000	5,000
Yorkville United City Special Service Area 2004-106, IL, Special Tax, Series 2004,
0.45%, 3/1/34	3,000	3,000
		2,033,140
Total Tax-Exempt Instruments		3,622,357

	Shares	Value (000)
Short-Term Investment (7.7%)
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class
(Cost $299,950) (f)	299,950,000	299,950
Total Investments (100.2%) (Cost $3,922,307)		3,922,307
Liabilities in Excess of Other Assets (-0.2%)		(6,162)
Net Assets (100%)		$3,916,145

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2009.
(e)	The rates shown are the effective yields at the date of purchase.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended January 31, 2009, advisory fees paid were reduced by approximately $209,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $1,084,000. For the period ended January 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $1,125,050,000 and $1,448,500,000, respectively.

AGC	Assured Guaranty Corp.
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COPs	Certificates of Participation
FSA	Financial Security Assurance Inc.
PUTTERs	Puttable Tax-Exempt Receipts
RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates
STARs	Short-Term Adjustable Rates
TANs	Tax Anticipation Notes
TRANs	Tax and Revenue Anticipation Notes

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2009 (unaudited)

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

State/Territory	Value (000)	Percent of Net Assets
Texas	$486,832	12.4%
New York	260,921	6.7
Alabama	242,772	6.2
Illinois	230,100	5.9
Massachusetts	198,519	5.1
Kentucky	182,085	4.6
Florida	145,055	3.7
Colorado	130,780	3.3
Missouri	126,087	3.2
Ohio	121,476	3.1
Michigan	112,225	2.9
California	110,880	2.8
South Carolina	110,713	2.8
Pennsylvania	109,750	2.8
North Carolina	105,038	2.7
Utah	97,800	2.5
Virginia	95,075	2.4
Georgia	91,400	2.3
Indiana	79,581	2.0
Washington	59,030	1.5
Tennessee	58,300	1.5
Nebraska	41,402	1.1
Alaska	40,210	1.0
Wisconsin	37,552	1.0
Nevada	34,275	0.9
New Mexico	33,915	0.9
Delaware	31,650	0.8
Kansas	30,022	0.8
Maryland	28,877	0.7
West Virginia	27,000	0.7
New Jersey	24,001	0.6
Mississippi	24,000	0.6
Idaho	22,616	0.6
Iowa	19,335	0.5
District of Columbia	18,300	0.5
Louisiana	18,250	0.5
Oregon	16,163	0.4
New Hampshire	10,385	0.3
Arizona	8,385	0.2
Arkansas	1,600	0.0
	$3,622,357	92.5%

Notes to Portfolios of Investments

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting  Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical securities
• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolios’ investments carried at value:

	Investments	Investments	Investments	Total for
	in Securities	in Securities	in Securities	Investments in
Portfolios	(Level 1) (000)	(Level 2) (000)	(Level 3) (000)	Securities (000)
Money Market	$—	$5,169,698	$—	$5,169,698
Prime	—	14,002,307	—	14,002,307
Government	—	16,175,126	—	16,175,126
Government Securities	—	928,373	—	928,373
Treasury	—	8,713,504	—	8,713,504
Treasury Securities	—	58,603	—	58,603
Tax-Exempt	299,950	3,622,357	—	3,922,307

At January 31, 2009, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 19, 2009